Accounting policies (Details 2)	12 Months Ended
Dec. 31, 2017
Goodwill [Member]
Statement Line Items [Line Items]
Useful economic lives	Indefinite life
In-Process Research and Development ("IPRD") [Member]
Statement Line Items [Line Items]
Useful economic lives	In process, not yet amortising
IT and Website Costs [Member]
Statement Line Items [Line Items]
Useful economic lives	4 years
Product and Marketing Rights [Member]
Statement Line Items [Line Items]
Useful economic lives	Between 2 and 13 years